MERIDIAN FUND, INC.

			     Meridian Value Fund
			     Meridian Growth Fund




		     SUPPLEMENT DATED JULY 3, 2003 TO THE
	    STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2002


Effective July 3, 2003, the following information is added to the Statement of Additional Information under the section, PURCHASE, REDEMPTION AND PRICING OF SHARES and the heading, PRICE OF SHARES, paragraph 1, second sentence:

Securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last-reported sales price. If no sale is shown on NASDAQ, the last reported bid price is used.





	     PLEASE RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
		ADDITIONAL INFORMATION FOR FUTURE REFERENCE



[MERIDIAN FUND, INC. LETTERHEAD]]

VIA EDGAR

July 3, 2003

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Meridian Fund, Inc.
	   File Nos. 2-90949, 811-4014

Dear Ladies and Gentlemen:

      On behalf of Meridian Fund, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, we are transmitting on EDGAR for filing a supplement, dated as of the date hereof, to the November 1, 2002 Statement of Additional Information of the Meridian Fund, Inc.

      If you have any questions or comments, please contact the undersigned at the number set forth below.

					Sincerely,




					/s/ Gregg B. Keeling
					 Gregg B. Keeling

Writer's Direct Dial Number
(415) 461-8770

Attachment